Property, Plant And Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment
NOTE 7. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2020	2019
Land	-	$2,571	$2,651
Buildings and improvements	2-44	39,418	38,924
Central office equipment[1]	3-10	95,981	96,061
Cable, wiring and conduit	15-50	75,409	72,042
Satellites	14-17	908	2,489
Other equipment	3-20	90,883	94,951
Software	3-7	18,482	22,244
Under construction	-	4,099	4,176
		327,751	333,538
Accumulated depreciation and amortization		200,436	203,410
Property, plant and equipment - net		$127,315	$130,128
[1]Includes certain network software.

Our depreciation expense was $20,277 in 2020, $20,285 in 2019 and $20,083 in 2018. Depreciation expense included amortization of software totaling $3,483 in 2020, $3,313 in 2019 and $3,092 in 2018.
In December 2020, we reassessed our grouping of long-lived assets and identified certain impairment indicators, requiring us to evaluate the recoverability of the long-lived assets of our video business. Based on this evaluation, we determined that these assets were not fully recoverable and recognized pre-tax impairment charges totaling $7,255, of which $1,681 relates to property, plant and equipment, including satellites. The reduced carrying amounts of the impaired assets became their new cost basis.

In 2019, we recorded a noncash pre-tax charge of $1,290 to abandon copper assets that we no longer expect will be utilized to support future network activity. The abandonment was considered outside the ordinary course of business.